Eaton Vance

Special Equities Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 3.9%
Hexcel Corp.	19,001	$706,647
Mercury Systems, Inc.(1)	9,781	697,777

		$1,404,424

Auto Components — 1.8%
Dana, Inc.	19,400	$151,514
Dorman Products, Inc.(1)	5,525	305,367
Visteon Corp.(1)	4,110	197,198

		$654,079

Banks — 6.7%
City Holding Co.	3,165	$210,567
Commerce Bancshares, Inc.	9,580	482,353
Community Bank System, Inc.	8,820	518,616
First Citizens BancShares, Inc., Class A	1,335	444,382
First Republic Bank	2,993	246,264
Independent Bank Corp.	3,170	204,053
Stock Yards Bancorp, Inc.	11,375	329,079

		$2,435,314

Biotechnology — 2.1%
Emergent BioSolutions, Inc.(1)	8,870	$513,218
Ligand Pharmaceuticals, Inc.(1)	3,325	241,794

		$755,012

Building Products — 0.9%
Trex Co., Inc.(1)	3,850	$308,539

		$308,539

Capital Markets — 1.6%
Cohen & Steers, Inc.	4,189	$190,390
Tradeweb Markets, Inc., Class A	9,205	386,978

		$577,368

Chemicals — 5.0%
Balchem Corp.	6,002	$592,517
NewMarket Corp.	1,335	511,132
Valvoline, Inc.	55,285	723,681

		$1,827,330

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	1,821	$94,783

		$94,783

Security	Shares	Value
Containers & Packaging — 0.8%
Ball Corp.	4,705	$304,225

		$304,225

Diversified Consumer Services — 2.1%
K12, Inc.(1)	11,265	$212,458
ServiceMaster Global Holdings, Inc.(1)	20,995	566,865

		$779,323

Electric Utilities — 1.8%
Alliant Energy Corp.	13,289	$641,726

		$641,726

Electrical Equipment — 1.4%
AMETEK, Inc.	7,265	$523,225

		$523,225

Equity Real Estate Investment Trusts (REITs) — 10.5%
CubeSmart	21,662	$580,325
EastGroup Properties, Inc.	6,795	709,942
Essex Property Trust, Inc.	1,886	415,373
Healthcare Realty Trust, Inc.	25,440	710,539
National Retail Properties, Inc.	17,390	559,784
Rexford Industrial Realty, Inc.	20,650	846,856

		$3,822,819

Food & Staples Retailing — 0.6%
Performance Food Group Co.(1)	8,868	$219,217

		$219,217

Food Products — 2.9%
Flowers Foods, Inc.	9,971	$204,605
Lancaster Colony Corp.	1,190	172,122
Nomad Foods, Ltd.(1)	36,160	671,129

		$1,047,856

Gas Utilities — 1.7%
ONE Gas, Inc.	7,285	$609,172

		$609,172

Health Care Equipment & Supplies — 6.5%
Cooper Cos., Inc. (The)	891	$245,622
Envista Holdings Corp.(1)	14,620	218,423
Haemonetics Corp.(1)	8,420	839,137
ICU Medical, Inc.(1)	2,798	564,552
Teleflex, Inc.	1,614	472,676

		$2,340,410

Security	Shares	Value
Health Care Providers & Services — 5.7%
Addus HomeCare Corp.(1)	5,925	$400,530
Amedisys, Inc.(1)	2,130	390,940
Chemed Corp.	1,200	519,840
LHC Group, Inc.(1)	3,540	496,308
R1 RCM, Inc.(1)	28,120	255,611

		$2,063,229

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc.	3,730	$228,462

		$228,462

Insurance — 4.8%
First American Financial Corp.	5,021	$212,941
Horace Mann Educators Corp.	15,735	575,744
RLI Corp.	5,857	515,006
Selective Insurance Group, Inc.	9,075	451,027

		$1,754,718

IT Services — 6.6%
Black Knight, Inc.(1)	17,947	$1,042,003
Euronet Worldwide, Inc.(1)	7,446	638,271
NIC, Inc.	31,280	719,440

		$2,399,714

Machinery — 3.2%
Mueller Water Products, Inc., Class A	77,050	$617,170
RBC Bearings, Inc.(1)	1,186	133,769
Woodward, Inc.	7,165	425,888

		$1,176,827

Marine — 0.9%
Kirby Corp.(1)	7,683	$333,980

		$333,980

Multi-Utilities — 2.2%
CMS Energy Corp.	13,405	$787,544

		$787,544

Oil, Gas & Consumable Fuels — 0.7%
Diamondback Energy, Inc.	7,110	$186,282
PDC Energy, Inc.(1)	8,035	49,897

		$236,179

Pharmaceuticals — 2.0%
Catalent, Inc.(1)	6,035	$313,518
Jazz Pharmaceuticals PLC(1)	3,945	393,475

		$706,993

Security	Shares	Value
Professional Services — 1.5%
CBIZ, Inc.(1)	25,625	$536,075

		$536,075

Road & Rail — 3.2%
Kansas City Southern	6,620	$841,931
Landstar System, Inc.	3,160	302,918

		$1,144,849

Semiconductors & Semiconductor Equipment — 1.3%
Diodes, Inc.(1)	2,785	$113,169
Silicon Laboratories, Inc.(1)	4,110	351,035

		$464,204

Software — 9.9%
ACI Worldwide, Inc.(1)	43,198	$1,043,232
Altair Engineering, Inc., Class A(1)	22,777	603,590
CDK Global, Inc.	12,685	416,702
Envestnet, Inc.(1)	7,650	411,417
RealPage, Inc.(1)	21,348	1,129,950

		$3,604,891

Specialty Retail — 1.3%
Five Below, Inc.(1)	1,705	$119,998
Lithia Motors, Inc., Class A	830	67,886
National Vision Holdings, Inc.(1)	14,675	284,988

		$472,872

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	3,720	$259,544
Deckers Outdoor Corp.(1)	635	85,090

		$344,634

Thrifts & Mortgage Finance — 0.3%
Essent Group, Ltd.	4,674	$123,113

		$123,113

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	11,184	$511,332

		$511,332

Total Common Stocks (identified cost $34,170,720)		$35,234,438

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	638,148	$637,893

Total Short-Term Investments (identified cost $637,893)		$637,893

Total Investments — 99.0% (identified cost $34,808,613)		$35,872,331

Other Assets, Less Liabilities — 1.0%		$376,146

Net Assets — 100.0%		$36,248,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $637,893, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$971,029	$3,045,117	$(3,377,992)	$(220)	$(41)	$637,893	$2,743	638,148

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$35,234,438	*	$—	$—	$35,234,438
Short-Term Investments	—		637,893	—	637,893
Total Investments	$35,234,438		$637,893	$—	$35,872,331

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.